SUPPLEMENTAL FINANCIAL INFORMATION (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Other gains (losses)	$ 44,163,000	$ 44,163	$ (95,000)
Types Of Instruments [Member]
Statement [Line Items]
Other gains (losses)		10,454		$ 5,046
Share Purchase Warrants Issue Expense
Statement [Line Items]
Other gains (losses)		(791)	0
Gains (Losses) on: Disposal of Property, Plant and Equipment
Statement [Line Items]
Other gains (losses)		135	405,000
Fair Value Changes Investments Uranium
Statement [Line Items]
Other gains (losses)		41,440
Fair Value Changes: Warrants On Investment
Statement [Line Items]
Other gains (losses)		1,149	0
Fair Value Changes: Share Purchase Warrants
Statement [Line Items]
Other gains (losses)		(7,104)	0
Gains (Losses) on: Foreign Exchange
Statement [Line Items]
Other gains (losses)		(1,295)	(529,000)
Gains (Losses) on: Other
Statement [Line Items]
Other gains (losses)		(191)	(574,000)
Uranium Investment Carrying Charges
Statement [Line Items]
Other gains (losses)		(223)	0
Reclamation Obligation Adjustments
Statement [Line Items]
Other gains (losses)		585	(3,595,000)
Debt Obligation Adjustments
Statement [Line Items]
Other gains (losses)		$ 4	2,000
Legal Settlement
Statement [Line Items]
Other gains (losses)	$ 0		$ (850,000)